Loans (Activity in the Allowance for Loan Losses by Portfolio Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	$ 3,839,508	$ 4,014,391	$ 6,917,605
Loans individually evaluated for impairment	3,681,443	2,799,434
Loans collectively evaluated for impairment	355,972,226	292,513,635
Loans acquired with deteriorated credit quality	1,283,495
Total ending loans balance	360,937,164	295,313,069		8,543,367
Allowance for loan losses, attributable to loans individually evaluated	806,944	179,016
Allowance for loan losses, collectively evaluated	3,032,564	3,835,375
Provision charged to expenses	(430,000)	(832,925)	200,000
Allowance for Loan and Lease Losses, Write-offs	496,942	2,640,479	2,261,271
Allowance for Loan and Lease Loss, Recovery of Bad Debts	752,059	570,190	435,509
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	198,367	305,434	1,027,837	2,596,629
Loans individually evaluated for impairment	197,803	401,028
Loans collectively evaluated for impairment	63,604,790	50,904,208
Loans acquired with deteriorated credit quality	20,573
Total ending loans balance	63,823,166	51,305,236
Allowance for loan losses, collectively evaluated	198,367	305,434
Provision charged to expenses	(563,961)	(518,117)	(1,525,666)
Allowance for Loan and Lease Losses, Write-offs	97,901	218,394	78,636
Allowance for Loan and Lease Loss, Recovery of Bad Debts	554,795	14,108	35,510
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	3,255,148	3,346,286	5,240,175	4,847,234
Loans individually evaluated for impairment	3,483,640	2,316,969
Loans collectively evaluated for impairment	207,402,083	181,529,447
Loans acquired with deteriorated credit quality	1,060,927
Total ending loans balance	211,946,650	183,846,416
Allowance for loan losses, attributable to loans individually evaluated	806,944	179,016
Allowance for loan losses, collectively evaluated	2,448,204	3,167,270
Provision charged to expenses	(4,254)	(25,938)	2,073,148
Allowance for Loan and Lease Losses, Write-offs	270,032	2,394,884	2,023,969
Allowance for Loan and Lease Loss, Recovery of Bad Debts	183,148	526,933	343,762
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	362,895	344,803	602,291	998,941
Loans individually evaluated for impairment		81,437
Loans collectively evaluated for impairment	80,166,430	56,146,111
Loans acquired with deteriorated credit quality	201,343
Total ending loans balance	80,367,773	56,227,548
Allowance for loan losses, collectively evaluated	362,895	344,803
Provision charged to expenses	125,961	(264,301)	(265,675)
Allowance for Loan and Lease Losses, Write-offs	116,812	3,896	144,443
Allowance for Loan and Lease Loss, Recovery of Bad Debts	8,943	10,709	13,468
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses	23,098	17,868	47,302	100,563
Loans collectively evaluated for impairment	4,798,923	3,933,869
Loans acquired with deteriorated credit quality	652
Total ending loans balance	4,799,575	3,933,869
Allowance for loan losses, collectively evaluated	23,098	17,868
Provision charged to expenses	12,254	(24,569)	(81,807)
Allowance for Loan and Lease Losses, Write-offs	12,197	23,305	14,223
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 5,173	$ 18,440	$ 42,769